Supplementary Financial Statement Information - Schedule of Financial Income (Expenses) ,Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income, Nonoperating [Abstract]
Exchange rate differences	$ (79)	$ (285)	$ (115)
Bank and other fees	(17)	(10)	(10)
Other financing expenses			(24)
Interest on bank deposits	738	788	321
Financial income, net	$ 642	$ 493	$ 172